                            SUNAMERICA EQUITY FUNDS

               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 1998

  Effective December 1, 1998, Class C shares of the Small Company Growth Fund and the Growth and Income Fund will convert to Class II shares and will become subject to a 1% initial sales load in addition to a contingent deferred sales charge of 1% on certain redemptions of Class II shares made within eighteen months of the date of purchase. The imposition of the 1% front-end sales charge and the lengthening of the time in which the contingent deferred sales charge may be imposed are the only differences between the institution of the new Class II shares and former Class C shares. All other fees and charges remain the same. This change will have no impact on shareholders who purchased Class C shares prior to December 1, 1998. All other provisions relating to Class C shares will apply. PLEASE NOTE THAT ALL REFERENCES MADE TO "CLASS C SHARES" IN THE PROSPECTUS NOT OTHERWISE INDICATED IN THIS SUPPLEMENT SHOULD BE REPLACED WITH "CLASS II SHARES."

  The second paragraph on page 1 of the Prospectus is replaced in its entirety with the following:

    Each Fund currently offers Class A and Class B shares. The Small Company Growth Fund and the Growth and Income Fund also offer Class II shares. The offering price is the next-determined net asset value per share, plus for each class a sales charge which, at the investor's option, may (i) be imposed at the time of purchase (Class A shares), (ii) be deferred (Class B shares and purchases of Class A shares in excess of $1 million), or (iii) contain elements of a sales charge that is both imposed at the time of purchase and deferred (Class II shares). Class B shares may be subject to a declining contingent deferred sales charge ("CDSC") that may be imposed on redemptions made within six years of purchase. Class B shares of each Fund will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares. Class II shares may be subject to a CDSC imposed on redemptions made within eighteen months of purchase. Each class makes distribution and account maintenance and service fee payments under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Purchase of Shares."

  The section entitled "SUMMARY OF FUND EXPENSES" on page 2 of the Prospectus is replaced in its entirety with the following:

                           SUMMARY OF FUND EXPENSES

  A general comparison of the sales arrangements and other non-recurring expenses applicable to Class A, Class B and Class II shares follows:

                          BALANCED    BLUE CHIP    MID-CAP     SMALL COMPANY      GROWTH AND
                         ASSETS FUND GROWTH FUND GROWTH FUND    GROWTH FUND       INCOME FUND
                         ----------- ----------- ----------- ----------------- -----------------
                         CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS CLASS
                           A     B     A     B     A     B     A     B    II     A     B    II
                         ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Shareholder Transaction Expenses
 Maximum Initial Sales
  Load(/1/)............. 5.75%  None 5.75%  None 5.75%  None 5.75%  None 1.00% 5.75%  None 1.00%
 Maximum Sales Load on
  Reinvested Dividends..  None  None  None  None  None  None  None  None  None  None  None  None
 Maximum Deferred Sales
  Load(/2/).............  None 4.00%  None 4.00%  None 4.00%  None 4.00% 1.00%  None 4.00% 1.00%
 Redemption Fees(/3/)...  None  None  None  None  None  None  None  None  None  None  None  None
 Exchange Fees..........  None  None  None  None  None  None  None  None  None  None  None  None
Annual Fund Operating Expenses (net
 of fee waivers/expense reimburse-
 ments)(/4/)
  (as a percentage of average net assets)
 Management Fees........ 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75% 0.75%
 12b-1 Fees(/5/)........ 0.35% 1.00% 0.35% 1.00% 0.35% 1.00% 0.35% 1.00% 1.00% 0.35% 1.00% 1.00%
 Other Expenses......... 0.40% 0.36% 0.44% 0.47% 0.54% 0.60% 0.62% 0.59% 0.59% 0.40% 0.40% 0.40%
                         ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
Total Operating
 Expenses(/6/).......... 1.50% 2.11% 1.54% 2.22% 1.64% 2.35% 1.72% 2.34% 2.34% 1.50% 2.15% 2.15%
                         ===== ===== ===== ===== ===== ===== ===== ===== ===== ===== ===== =====

-------
(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1,000,000 or more. See "Purchase of Shares."
(2) Purchases of Class A shares in excess of $1,000,000 will be subject to a CDSC on redemptions made within one year of purchase. The CDSC on Class B shares applies only if a redemption occurs within six years from their purchase date. The CDSC on Class II shares applies only on redemptions made within eighteen months of purchase.
(3) A $15.00 fee may be imposed for wire redemptions.
(4) The information provided is based on data for the fiscal year ended September 30, 1997, with the exception of Growth and Income Fund Class A and Class B, which represents estimated expenses for the current fiscal year. The Growth and Income Fund's expenses for the year ended September 30, 1997 were 1.38% for Class A and 2.05% for Class B, net of expense waivers and reimbursements.
(5) 0.25% of the 12b-1 fee comprises an Account Maintenance and Service Fee. A portion of the Account Maintenance and Service Fee is allocated to member firms of the National Association of Securities Dealers, Inc. for continuous personal service by such members to investors in the Funds, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters. Class B or Class II shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of Fair Practice of the National Association of Securities Dealers, Inc.
(6) For the fiscal year ended September 30, 1997, the total operating expenses (on a gross basis) for Growth and Income Fund Class A and Class B were:
  1.60% and 2.26%, respectively. For the current fiscal year, the total operating expenses (on a gross basis) for Small Company Growth Fund and Growth and Income Fund Class II (formerly, Class C shares) are estimated to be: 3.34% and 3.15%, respectively.

  The "EXAMPLE" set forth on page 3 of the Prospectus is replaced in its entirety with the following:

EXAMPLE:

  You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The 5% return and the expenses used in this example should not be considered indicative of actual or expected performance or expenses both of which will vary:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
BALANCED ASSETS FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $61    $ 96    $133     $221
BLUE CHIP GROWTH FUND
 (Class A shares)..............................  $72    $103    $137     $230
 (Class B shares)*.............................  $63    $ 99    $139     $230
MID-CAP GROWTH FUND
 (Class A shares)..............................  $73    $106    $142     $241
 (Class B shares)*.............................  $64    $103    $146     $242
SMALL COMPANY GROWTH FUND
 (Class A shares)..............................  $74    $109    $145     $249
 (Class B shares)*.............................  $64    $103    $145     $244
 (Class II shares).............................  $44    $ 82    $134     $275
GROWTH AND INCOME FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $62    $ 97    $135     $224
 (Class II shares).............................  $42    $ 77    $124     $256

  You would pay the following expenses on the same investment, assuming no redemption:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
BALANCED ASSETS FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $21    $ 66    $113     $221
BLUE CHIP GROWTH FUND
 (Class A shares)..............................  $72    $103    $137     $230
 (Class B shares)*.............................  $23    $ 69    $119     $230
MID-CAP GROWTH FUND
 (Class A shares)..............................  $73    $106    $142     $241
 (Class B shares)*.............................  $24    $ 73    $126     $242
SMALL COMPANY GROWTH FUND
 (Class A shares)..............................  $74    $109    $145     $249
 (Class B shares)*.............................  $24    $ 73    $125     $244
 (Class II shares).............................  $34    $ 82    $134     $275
GROWTH AND INCOME FUND
 (Class A shares)..............................  $72    $102    $135     $226
 (Class B shares)*.............................  $22    $ 67    $115     $224
 (Class II shares).............................  $32     $77    $124     $256

  The foregoing examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

--------
* Class B shares convert to Class A shares on the first business day of the month following the seventh anniversary of the purchase of such Class B shares. Therefore, with respect to the 10-year expense information, years 8, 9 and 10 reflect the expenses attributable to ownership of Class A shares.

  The first paragraph in the section entitled "PURCHASE OF SHARES--General" on page 16 of the Prospectus is replaced in its entirety with the following:

    Shares of each of the Funds are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, either may (i) be imposed at the time of purchase (Class A shares), (ii) be imposed on a deferred basis (Class B shares and certain Class A shares), or (iii) contain certain elements of a sales charge that is imposed at the time of purchase and that is deferred (Class II shares).

  The third paragraph in the second column on page 18 of the Prospectus is replaced in its entirety with the following:

    CLASS II SHARES. Class II shares are offered at net asset value plus an initial sales charge as follows:

                                                                            CONCESSION OF
                        SALES CHARGE                                           DEALERS
            ----------------------------------------                        -------------
                                            % OF
                 % OF                    NET AMOUNT                              % OF
            OFFERING PRICE                INVESTED                          OFFERING PRICE
            --------------               ----------                         --------------
             1.00%                         1.01%                                1.00%

    Certain redemptions of Class II shares made within eighteen months of the date of purchase (within one year of purchase for Class C shares purchased prior to December 1, 1998) are subject to a CDSC of 1%. The method for calculating any such CDSC will be the same method used for calculating the CDSC for Class B shares. See "Class B Shares" above.

  The last paragraph under the subheading "Other Redemption Information" on page 21 of the Prospectus is replaced in its entirety with the following:

    If a shareholder redeems shares of any class of a Fund and then within one year from the date of redemption decides the shares should not have been redeemed, the shareholder may use all or any part of the redemption proceeds to reinstate, free of sales charges (Class A and Class II shares) and with the crediting of any CDSC paid with respect to such reinstated shares at the time of redemption (Class B and Class II shares), all or any part of the redemption proceeds in shares of the Fund at the then-current net asset value. Reinstatement may affect the tax status of the prior redemption.

Dated: December 1, 1998